Cryptocurrencies	12 Months Ended
Dec. 31, 2025
Cryptocurrencies [Abstract]
Cryptocurrencies

6. Cryptocurrencies

The following table presents information about our cryptocurrencies:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Beginning balance	32,143,476	116,081,331	1,270,806
Adoption of ASC 2023-08	—	—	39,996
Cryptocurrencies mined	49,209,435	103,868,145	37,003,196
Cryptocurrencies from mining machine revenue	14,484,765	182,574,508	199,456,358
Cryptocurrencies from hosting revenue	2,685,275	6,089,364	316,626
Cryptocurrencies paid to mining pool participants	(5,618,035)	(58,269,299)	(23,765,150)
Disposal of cryptocurrencies	(59,515,915)	(280,951,961)	(84,426,550)
Cryptocurrencies received from repayment from related parties	101,336	—	—
Cryptocurrencies lent to third party	(5,000,000)	—	—
Cryptocurrencies received from repayment from third party	5,197,014	—	—
Cryptocurrencies received from (invested in) short-term investments, net	16,631,859	(12,539,871)	—
Cryptocurrencies paid to settle futures contracts, net	(560,492)	(726,746)	—
Cryptocurrencies used for payments of dividends	(949,000)	(5,000,000)	—
Cryptocurrencies used for payments of employee compensation	(1,172,391)	(969,477)	(10,264,540)
Cryptocurrencies used for payments of expenses	(4,377,234)	(7,329,446)	(3,418,735)
Cryptocurrencies used for payments of accounts payable	—	(1,802,802)	(292,684)
Cryptocurrency paid to related party	—	(433,833)	(150,714)
Cryptocurrency received to settle other receivables	2,546,315	—	—
Change in fair value	(23,355,675)	(8,446,437)	312,722
Ending balance	22,450,733	32,143,476	116,081,331

During the year ended December 31, 2025, a total gain of US$965,306 and a total loss of US$11,588,358 were recognized on all sales/exchange of cryptocurrencies and are included in the change in fair value of cryptocurrencies on the consolidated statements of operations and comprehensive (loss) income. Change in fair value of cryptocurrencies are consist of a total gain of $968,798 and a total loss of $24,324,473 which was determined on a crypto-asset -by-crypto-asset basis.

During the year ended December 31, 2024, a total gain of US$2,943,398 and a total loss of US$5,741,476 were recognized on all sales/exchanges of cryptocurrencies and are included in the change in fair value of cryptocurrencies on the consolidated statements of operations and comprehensive income. The change in fair value of cryptocurrencies consists of a total gain of $3,156,060 and a total loss of $11,602,497 which was determined on a crypto-asset -by-crypto-asset basis.

During the year ended December 31, 2023, a total gain of US$1,090,765 and a total loss of US$753,775 were recognized on all sales/exchanges of cryptocurrencies and are included in the change in fair value of cryptocurrencies on the consolidated statements of operations and comprehensive income. The change in fair value of cryptocurrencies consists of a total gain of $1,094,827 and a total loss of $782,105 which was determined on a crypto-asset -by-crypto-asset basis.

The following table presents ending balance about each of the Company’s cryptocurrencies:

			December 31, 2025
	Quantity	Cost	Fair Value
		US$	US$
USDT	7,313,220	7,313,220	7,313,220
KASPA	328,479,094	26,418,442	14,085,184
Others	*	1,411,678	1,052,329
Total		35,143,340	22,450,733

			December 31, 2024
	Quantity	Cost	Fair Value
		US$	US$
USDT	2,352,373	2,352,373	2,352,373
KASPA	235,273,895	32,989,316	27,425,407
Others	*	2,450,146	2,365,696
Total		37,791,835	32,143,476
*	Others consist of various cryptocurrencies with immaterial balances. Therefore, their quantity information is not disclosed.